Investment in joint venture - Summary of inventories held by AGM of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 5,095	$ 3,592
Gold-in-process	1,516	937
Ore stockpiles	10,274	23,802
Materials and spare parts	21,209	25,672
Total current inventories	$ 38,094	$ 54,003